Fair Value Measurement (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Assets and Liabilities Fair Value Heirarchy
The following table presents Ferrellgas, L.P.’s financial assets and financial liabilities that are measured at fair value on a recurring basis for each of the fair value hierarchy levels, including both current and noncurrent portions, as of October 31, 2015 and July 31, 2015:

	Asset (Liability)
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
October 31, 2015:
Assets:
Derivative financial instruments:
Interest rate swap agreements	$—	$2,427	$—	$2,427
Commodity derivatives	$—	$3,577	$—	$3,577
Liabilities:
Derivative financial instruments:
Interest rate swap agreements	$—	$(4,220)	$—	$(4,220)
Commodity derivatives	$—	$(33,301)	$—	$(33,301)

July 31, 2015:
Assets:
Derivative financial instruments:
Interest rate swap agreements	$—	$1,828	$—	$1,828
Commodity derivatives	$—	$4,655	$—	$4,655
Liabilities:
Derivative financial instruments:
Interest rate swap agreements	$—	$(4,748)	$—	$(4,748)
Commodity derivatives	$—	$(42,375)	$—	$(42,375)
Contingent consideration	$—	$—	$(100)	$(100)

The following table presents Ferrellgas, L.P.’s financial assets and financial liabilities that are measured at fair value on a recurring basis for each of the fair value hierarchy levels, including both current and noncurrent portions, as of January 31, 2016 and July 31, 2015:

	Asset (Liability)
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
January 31, 2016:
Assets:
Derivative financial instruments:
Interest rate swap agreements	$—	$3,890	$—	$3,890
Commodity derivatives	$—	$6,957	$—	$6,957
Liabilities:
Derivative financial instruments:
Interest rate swap agreements	$—	$(4,210)	$—	$(4,210)
Commodity derivatives	$—	$(42,745)	$—	$(42,745)

July 31, 2015:
Assets:
Derivative financial instruments:
Interest rate swap agreements	$—	$1,828	$—	$1,828
Commodity derivatives	$—	$4,655	$—	$4,655
Liabilities:
Derivative financial instruments:
Interest rate swap agreements	$—	$(4,748)	$—	$(4,748)
Commodity derivatives	$—	$(42,375)	$—	$(42,375)
Contingent consideration	$—	$—	$(100)	$(100)

The following table presents Ferrellgas, L.P.’s financial assets and financial liabilities that are measured at fair value on a recurring basis for each of the fair value hierarchy levels, including both current and noncurrent portions, as of July 31, 2015 and 2014:

	Asset (Liability)
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
July 31, 2015:
Assets:
Derivative financial instruments:
Interest rate swap agreements	$—	$1,828	$—	$1,828
Commodity derivatives	$—	$4,655	$—	$4,655
Liabilities:
Derivative financial instruments:
Interest rate swap agreements	$—	$(4,748)	$—	$(4,748)
Commodity derivatives	$—	$(42,375)	$—	$(42,375)
Contingent consideration	$—	$—	$(100)	$(100)

July 31, 2014:
Assets:
Derivative financial instruments:
Interest rate swap agreements	$—	$2,101	$—	$2,101
Commodity derivatives	$—	$7,006	$—	$7,006
Liabilities:
Derivative financial instruments:
Interest rate swap agreements	$—	$(5,075)	$—	$(5,075)
Commodity derivatives	$—	$(83)	$—	$(83)
Contingent consideration	$—	$—	$(6,400)	$(6,400)

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following is a reconciliation of the opening and closing balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period ended October 31, 2015:

Contingent consideration liability
Balance at July 31, 2015	$100
Increase in fair value related to accretion	—
Change in fair value included in earnings	(100)
Balance at October 31, 2015	$—

The following is a reconciliation of the opening and closing balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period ended January 31, 2016:

Contingent consideration liability
Balance at July 31, 2015	$100
Increase in fair value related to accretion	—
Change in fair value included in earnings	(100)
Balance at January 31, 2016	$—

The following is a reconciliation of the opening and closing balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period ended July 31, 2014:

Contingent consideration liability
Balance at July 31, 2014	$6,400
Estimated value at acquisition	—
Increase in fair value related to accretion	400
Change in fair value included in earnings	(6,700)
Balance at July 31, 2015	$100

Fair Value Inputs, Liabilities, Quantitative Information
Quantitative Information about Level 3 Fair Value Measurements

	Fair value at July 31, 2015	Valuation technique		Unobservable input	Range	Weighted Average
Contingent consideration liability	$100	Discounted cash flow	A.	Weighted average cost of capital (WACC)	N/A	20%
			B.	Probability of forecast	5% - 80%	N/A

Sensitivity of Unobservable Inputs
As of July 31, 2015, fluctuations in these inputs could have the following effect (in thousands):

	Increase/(decrease)
	5% increase in WACC	5% decrease in WACC	10% increase in best earnings forecast probability	10% decrease in best earnings forecast probability
Change in the fair value of contingent consideration	$(10)	$—	$200	$(100)

Fair Value, Assets Measured on Recurring and Nonrecurring Basis
The following table presents fair value measurements of certain assets on a non-recurring basis as of October 31, 2015:

	Asset (Liability)
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total	Total gains (losses)
Assets held for sale	$—	$—	$8,840	$8,840	$(12,112)
Goodwill impairment for Midstream operations - water solutions segment					$(29,316)